Share-Based Compensation - Schedule of Assumptions Used to Value Share Options Granted to Employees (Detail) - 2010 Plan - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)		$ 0.89	$ 0.82
Risk-free interest rate (%)		2.27%	2.27%
Risk-free interest rate (%), minimum	2.86%
Risk-free interest rate (%), maximum	3.08%
Expected volatility (%)		43.40%	43.40%
Expected volatility (%), minimum	41.30%
Expected volatility (%), maximum	42.10%
Expected exercise multiple	2.3	2.3	2.3
Minimum
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)	$ 2.57
Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions And Methodology [Line Items]
Fair value of ordinary shares (US$)	$ 3.84